Agreements and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Agreements and Transactions with Related Parties
Schedule Of Related Party Transactions

	Years Ended December 31,
	2012	2011	2010
Asset management revenue	$56,666	$66,808	$76,246
Structuring revenue	48,355	46,831	44,525
Incentive, termination and subordinated disposition revenue	-	52,515	-
Wholesaling revenue	19,914	11,664	11,096
Reimbursed costs from affiliates	98,245	64,829	60,023
Distributions of Available Cash	30,009	15,535	4,468
Deferred revenue earned	8,492	5,662	-
	$261,681	$263,844	$196,358

	Years Ended December 31,
	2012	2011	2010
CPA®:14	$-	$59,605	$23,387
CPA®:15	21,563	31,489	31,172
CPA®:16 – Global	50,825	40,555	28,478
CPA®:17 – Global	173,262	124,465	112,386
CWI	15,334	6,745	-
Other	697	985	935
	$261,681	$263,844	$196,358

Schedule Of Unpaid Deferred Acquisition Fees And Interest Earned

		December 31,
		2012	2011
Unpaid deferred acquisition fees		$28,654	$29,410

	Years Ended December 31,
	2012	2011	2010
Interest earned on unpaid deferred acquisition fees	$1,064	$1,332	$1,136

Reconciliation of Reedemable Securities

Year Ended
December 31, 2012
Reclassification from permanent equity to temporary equity	85,000
Redemptions of securities	(45,000)
Balance - end of year	$40,000